ACQUISITION OF SUBSIDIARIES (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Aug. 24, 2021 USD ($) fund	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 24, 2021 ILS (₪)	Jan. 25, 2021 employee
Acquisition of subsidiaries
Number of sick funds | fund	4
Fair value of identifiable assets and liabilities
Trade receivables			$ 3,424
Other receivables			685
Property, plant and equipment			807
Right of use assets			3,509
Intangible assets			34,157
Trade payables			668
Other payables			2,492
Employee benefit liabilities			985
Lease liabilities			3,510
Non-controlling interests			(3,673)
Net cash			(27,323)
Net profit contributed by acquired companies			378
Revenue contributed by acquired companies			8,775
Net loss of combined entity as if combination occurred at beginning of period			13,383
Revenue of combined entity as if combination occurred at beginning of period			$ 64,273
Goodwill expected to be deductible for tax purposes	$ 768
Increase in trade payables		$ 581
Decrease in non-controlling interests		174
Increase in goodwill		$ 407
Jumedi GmbH
Acquisition of subsidiaries
Percentage of interest acquired					100.00%
Number of employees | employee					20
Mediton Group
Acquisition of subsidiaries
Percentage of interest acquired	70.00%			70.00%
Number of sick funds | fund	4
Acquisition price	$ 26,000			₪ 84.0
Percentage interest to be acquired upon exercise of put option or call option	30.00%			30.00%
Mediton Group | Minimum
Acquisition of subsidiaries
Period for acquisition of remaining interest upon exercise of put option or call option	4 years
Mediton Group | Maximum
Acquisition of subsidiaries
Period for acquisition of remaining interest upon exercise of put option or call option	5 years
Mediton Group | Jumedi GmbH
Fair value of identifiable assets and liabilities
Cash and cash equivalents	$ 29
Trade receivables	3,424
Other receivables	685
Property, plant and equipment	807
Deferred tax assets	300
Right of use assets	3,509
Intangible assets	15,594
Assets	24,348
Trade payables	(668)
Other payables	(2,492)
Short-term loans from banks	(390)
Employee benefit liabilities	(985)
Lease liabilities	(3,510)
Deferred tax liability	(3,656)
Liabilities	(11,701)
Net identifiable assets	12,647
Non-controlling interests	(3,673)
Put liability, net	(185)
Goodwill arising on acquisition	18,563
Total purchase cost	27,352
Cash and cash equivalents acquired with the acquiree at the acquisition date	29
Cash paid	(27,352)
Net cash	$ (27,323)